Summary of Significant Accounting Policies, Operating Segments (FY) (Details) - Segment	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Operating Segments [Abstract]
Number of active operating subsidiaries	1	1
Number of reportable business segments	1